Inventories	12 Months Ended
Sep. 30, 2025
Disclosure Of Inventories [Abstract]
Inventories
11.
INVENTORIES

	September 30, 2025	September 30, 2024
Raw materials	71,951	61,693
Work in progress	64,525	49,398
Finished goods	567,941	513,716
Inventories	704,417	624,807

During the years ended September 30, 2025, 2024, and 2023, inventories of €542.1 million, €452.9 million and €328.0 million, respectively, were recognized as an expense and included in cost of sales.

Write-downs of inventories amounted to €5.8 million and €15.6 million during the year ended September 30, 2025 and September 30, 2024, respectively. There were no write-downs of inventories during the year ended September 30, 2023.